Share-based payments (Details) - Share	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of ordinary shares		14,559,500
Option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant and eligible recipients	Total options exercisable into shares
No. of ordinary shares	3,805,000
Option | October 6, 2021 | BlueSoundWaves
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant and eligible recipients		Options awarded to BlueSoundWaves on October 6, 2021
Terms of the instrument		Options exercisable for ordinary shares
No. of ordinary shares		6,215,800
Vesting Conditions		1/3 after one year and the balance in 8 quarterly tranches, subject to milestone-based acceleration
Contractual duration of the instrument (years)		10 years
Option | CEO and chairman | March 15, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant and eligible recipients	Options awarded to CEO and Chairman on March 15, 2022
Terms of the instrument	Options exercisable for ordinary shares
No. of ordinary shares	850,000
Vesting Conditions	12 quarterly tranches
Contractual duration of the instrument (years)	4 years
Option | Employees of company And subsidiaries | March 24, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant and eligible recipients	Options awarded to employees of the Company and subsidiaries on March 24, 2022
Terms of the instrument	Options exercisable for ordinary shares
No. of ordinary shares	775,000
Vesting Conditions	1/3 after one year and the balance in 8 quarterly tranches
Contractual duration of the instrument (years)	4 years
Option | Employees | March 25, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant and eligible recipients		Options awarded to employees of the Company and subsidiaries on March 25, 2021
Terms of the instrument		Options exercisable for ordinary shares
No. of ordinary shares		2,600,000
Vesting Conditions		1/3 after one year and the balance in 8 quarterly tranches
Contractual duration of the instrument (years)		4 years
Option | Employees | April 19, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant and eligible recipients		Options awarded to employees of the Company and subsidiaries on April 19, 2021
Terms of the instrument		Options exercisable for ordinary shares
No. of ordinary shares		800,000
Vesting Conditions		1/3 after one year and the balance in 8 quarterly tranches
Contractual duration of the instrument (years)		4 years
Option | Employees | July 22, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant and eligible recipients		Options awarded to employees of the Company and subsidiaries on July 22, 2021
Terms of the instrument		Options exercisable for ordinary shares
No. of ordinary shares		1,362,500
Vesting Conditions		1/3 after one year and the balance in 8 quarterly tranches
Contractual duration of the instrument (years)		4 years
Option | Employees | November 24, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant and eligible recipients		Options awarded to employees of the Company and subsidiaries on November 24, 2021
Terms of the instrument		Options exercisable for ordinary shares
No. of ordinary shares		925,000
Vesting Conditions		1/3 after one year and the balance in 8 quarterly tranches
Contractual duration of the instrument (years)		4 years
Option | Employees | June 10, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant and eligible recipients	Options awarded to employees of the Company on June 10, 2022
Terms of the instrument	Options exercisable for ordinary shares
No. of ordinary shares	2,180,000
Vesting Conditions	1/3 after one year and the balance in 8 quarterly tranches
Contractual duration of the instrument (years)	4 years
Option | Board Directors | September 14, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant and eligible recipients		Options awarded to directors on September 14, 2021
Terms of the instrument		Options exercisable for ordinary shares
No. of ordinary shares		785,600
Vesting Conditions		1/3 after one year and the balance in 8 quarterly tranches
Contractual duration of the instrument (years)		4 years
Option | Deputy CEO | September 14, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant and eligible recipients		Options awarded to the deputy CEO on September 14, 2021
Terms of the instrument		Options exercisable for ordinary shares
No. of ordinary shares		250,000
Vesting Conditions		1/3 after one year and the balance in 8 quarterly tranches
Contractual duration of the instrument (years)		4 years
Restricted Stock Unit (RSU's) | October 6, 2021 | BlueSoundWaves
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant and eligible recipients		RSUs awarded to BlueSoundWaves on October 6, 2021
Terms of the instrument		The RSUs vest automatically at no exercise price
No. of ordinary shares		1,243,100
Vesting Conditions		1/3 after one year and the balance in 8 quarterly tranches, subject to milestone-based acceleration
Contractual duration of the instrument (years)		10 years
Restricted Stock Unit (RSU's) | Directors | March 25, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant and eligible recipients		RSUs awarded to directors on March 25, 2021
Terms of the instrument		The RSUs vest automatically at no exercise price
No. of ordinary shares		90,000
Vesting Conditions		1/3 after one year and the balance in 8 quarterly tranches
Contractual duration of the instrument (years)		4 years
Restricted Stock Unit (RSU's) | Directors | September 14, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant and eligible recipients		RSUs awarded to directors on September 14, 2021
Terms of the instrument		The RSUs vest automatically at no exercise price
No. of ordinary shares		287,500
Vesting Conditions		1/3 after one year and the balance in 8 quarterly tranches
Contractual duration of the instrument (years)		4 years